COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES
25.	COMMITMENTS AND CONTINGENCIES

(a)	Operating Leases

The Company leases facilities in the PRC under non-cancelable operating leases expiring on different dates. Total rental expense under all operating leases was RMB22,100,000, RMB21,962,000 and RMB 23,396,000 (US$3,596,000) for the years ended December 31, 2015, 2016 and 2017, respectively.

As of December 31, 2017, the Company had future minimum lease payments under non-cancelable operating leases with initial terms of one-year or more in relation to office premises consist of the following:

	December 31, 2017
	RMB’000	US$’000

2018	20,458	3,144
2019	19,309	2,968

	39,767	6,112

(b)	Purchase Commitments

As of December 31, 2017, the Company had outstanding purchase commitments in relation to bandwidth and cloud infrastructure of RMB188,203,000 (US$28,926,000).

(c)	Contingencies

In July 2017, a claim was raised by a construction company of the cloud infrastructure against Xin Run, for the alleged non-payment of construction fees of RMB73,900,000 (US$10,644,000) and the relating interest. Management believes that the claims are without merit and intends to defend the claims vigorously. Considering the preliminary status of the trial, Management cannot reasonably predict the result and potential financial impact of this pending claim, if any.

In August 2017, one of the Company’s PRC subsidiary, Xin Run, initiated a lawsuit against Beijing Federation of Supply and Marketing Cooperatives, or BFSMC, in Beijing, arising out of the Company’s sale of data center to BFSMC. Xin Run sought the payment of RMB105,600,000 (US$16,230,000) and the related interest in the remaining outstanding purchase price from BFSMC. In September 2017, BFSMC filed the statement of defense and made various counterclaims against the Company, claiming damages in the total amount of approximately RMB50,500,000 (US$7,762,000). In December 2017, BFSMC filed an additional claim against the Company for damages in the total amount of approximately RMB 40,000,000 (US$6,148,000). Thereafter the Company filed a motion to dismiss BFSMC’s counterclaim arguing that the court does not have the jurisdiction. In April 2018, the Company was notified by the court that its motion was dismissed and that under court order, BFSMC may put a hold against Xin Run’s bank deposits and other assets for approximately RMB50,500,000 (US$7,762,000). Management is of the view that these proceedings are at a preliminary stage, therefore it is impossible at this stage to properly evaluate the outcome. Therefore, no provision has been made for this case.